SP Funds S&P Global Technology ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Computers - 16.7%
Accenture PLC - Class A	1,312	$505,054
Apple, Inc.	24,916	5,880,176
Capgemini SE - ADR	7,218	262,807
CGI, Inc.	1,729	204,543
Cognizant Technology Solutions Corp. - Class A	1,166	96,323
Crowdstrike Holdings, Inc. - Class A (a)	509	202,618
EPAM Systems, Inc. (a)	144	36,570
Fortinet, Inc. (a)	1,380	139,214
Fujitsu Ltd. - ADR	16,904	330,135
Gartner, Inc. (a)	162	87,939
HP, Inc.	1,945	63,213
Logitech International SA	1,373	138,321
NEC Corp.	2,472	247,839
NetApp, Inc.	504	61,538
Nomura Research Institute Ltd. - ADR	4,104	138,126
Obic Co. Ltd.	2,880	86,465
Super Micro Computer, Inc. (a)	1,032	29,433
		8,510,314

Electronics - 2.0%
Amphenol Corp. - Class A	2,526	178,790
Halma PLC - ADR	1,592	121,947
Jabil, Inc.	244	39,628
Keysight Technologies, Inc. (a)	365	65,098
Kyocera Corp. - ADR	12,672	132,549
Murata Manufacturing Co. Ltd. - ADR	37,859	297,572
SCREEN Holdings Co. Ltd.	896	63,215
TE Connectivity Ltd.	663	98,104
Trimble, Inc. (a)	452	33,882
		1,030,785

Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	222	13,826
First Solar, Inc. (a)	233	39,032
		52,858

Healthcare-Products - 0.5%
FUJIFILM Holdings Corp. - ADR	22,902	251,464

Internet - 3.5%
CDW Corp.	266	52,971
F5, Inc. (a)	144	42,805
GoDaddy, Inc. - Class A (a)	305	64,858
Palo Alto Networks, Inc. (a)	1,375	253,578
Shopify, Inc. - Class A (a)	11,234	1,315,656
VeriSign, Inc. (a)	175	37,625
		1,767,493

Machinery-Diversified - 2.1%
Hexagon AB - ADR	19,800	228,742
Keyence Corp.	1,846	801,702
Omron Corp. - ADR	1,733	57,050
		1,087,494

Miscellaneous Manufacturing - 0.1%
Teledyne Technologies, Inc. (a)	91	46,531

Office-Business Equipment - 0.6%
Canon, Inc. - ADR	9,087	293,056
Zebra Technologies Corp. - Class A (a)	79	30,963
		324,019

Semiconductors - 45.5%(b)
Advanced Micro Devices, Inc. (a)	3,438	398,636
Advantest Corp. - ADR	7,143	395,294
Analog Devices, Inc.	1,091	231,172
Applied Materials, Inc.	1,749	315,432
ASM International NV	411	242,255
ASML Holding NV	3,289	2,470,981
BE Semiconductor Industries NV	659	85,428
Broadcom, Inc.	9,730	2,152,957
Disco Corp. - ADR	8,673	249,956
Infineon Technologies AG - ADR	12,881	421,853
KLA Corp.	293	216,304
Lam Research Corp.	2,890	234,235
Lasertec Corp. - ADR	4,147	85,718
Microchip Technology, Inc.	1,227	66,626
Micron Technology, Inc.	2,337	213,228
Monolithic Power Systems, Inc.	90	57,363
NVIDIA Corp.	39,145	4,700,140
NXP Semiconductors NV	576	120,125
ON Semiconductor Corp. (a)	873	45,693
QUALCOMM, Inc.	2,332	403,273
Skyworks Solutions, Inc.	361	32,042
STMicroelectronics NV	5,567	126,306
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	39,342	8,235,067
Teradyne, Inc.	291	33,695
Texas Instruments, Inc.	1,909	352,421
Tokyo Electron Ltd. - ADR	9,107	769,359
United Microelectronics Corp. - ADR	101,785	588,317
		23,243,876

Software - 24.3%
Adobe, Inc. (a)	941	411,640
Akamai Technologies, Inc. (a)	360	35,964
ANSYS, Inc. (a)	217	76,058
Autodesk, Inc. (a)	446	138,858
Cadence Design Systems, Inc. (a)	579	172,322
Constellation Software, Inc.	176	577,615
Dassault Systemes SE - ADR	6,049	235,609
Fair Isaac Corp. (a)	40	74,942
Microsoft Corp.	12,934	5,368,386
Oracle Corp.	3,216	546,913
PTC, Inc. (a)	288	55,722
Roper Technologies, Inc.	232	133,551
Sage Group PLC - ADR	2,450	162,362
Salesforce, Inc.	2,047	699,460
SAP SE - ADR	9,642	2,661,771
ServiceNow, Inc. (a)	415	422,628
Synopsys, Inc. (a)	315	165,526
Temenos AG - ADR	576	49,173
Tyler Technologies, Inc. (a)	85	51,139
WiseTech Global Ltd.	1,537	118,697
Workday, Inc. - Class A (a)	437	114,520
Xero Ltd. (a)	1,176	134,434
		12,407,290

Telecommunications - 4.3%
Arista Networks, Inc. (a)	2,127	245,094
Cisco Systems, Inc.	8,443	511,646
Corning, Inc.	1,660	86,453
Juniper Networks, Inc.	864	30,119
Motorola Solutions, Inc.	360	168,930
Nokia Oyj - ADR	50,693	233,188
Telefonaktiebolaget LM Ericsson - ADR	29,809	223,269
Xiaomi Corp. - ADR (a)	27,658	696,982
		2,195,681
TOTAL COMMON STOCKS (Cost $41,837,126)		50,917,805

TOTAL INVESTMENTS - 99.7% (Cost $41,837,126)		50,917,805
Other Assets in Excess of Liabilities - 0.3%		151,021
TOTAL NET ASSETS - 100.0%		$51,068,826
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)
United States	$26,459,699	51.8	%(a)
Taiwan	8,823,384	17.3
Japan	4,199,500	8.2
Germany	3,083,624	6.0
Netherlands	2,918,789	5.7
Canada	2,097,814	4.1
China	696,982	1.4
Ireland	603,158	1.2
France	498,416	1.0
Sweden	452,011	0.9
Switzerland	313,800	0.6
United Kingdom	284,309	0.6
Finland	233,188	0.4
New Zealand	134,434	0.3
Australia	118,697	0.2
Other Assets in Excess of Liabilities	151,021	0.3
Total Net Assets	$51,068,826	100.0%

(a)     To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

SP Funds S&P Global Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,917,805	$–	$–	$50,917,805
Total Investments	$50,917,805	$–	$–	$50,917,805

Refer to the Schedule of Investments for further disaggregation of investment categories.